Consideration Receivable from Buyer of Yanyu	12 Months Ended
Dec. 31, 2014
Consideration Receivable from Buyer of Yanyu [Abstract]
Consideration Receivable from Buyer of Yanyu
15.	Consideration Receivable from Buyer of Yanyu

A balance of $2,574,032 as of December 31, 2014 was due from Sino Power as the unpaid consideration of disposal of Yanyu in October 2014. The Company expects to receive the amount in 2016.